Related Party Transactions - Schedule of Transaction and Balance Amount Due to/from Related Parties (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2022 CNY (¥)		Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)		Dec. 31, 2020 CNY (¥)
Services provided by the group
Amounts due from related parties		¥ 48,802	[1]	$ 7,076	¥ 259,863	[1]
Amount due to related parties		592	[2],[3]	$ 86	6,928	[2],[3]
Advertising and Marketing Service Provided to Related Party
Services provided by the group
Amounts due from related parties		48,800			246,500
Account due to related party	[1]	2,451			40,263		¥ 250,875
Advertising costs charged from a related party
Services provided by the group
Account due to a related party	[2]	14,564			103,275		29,206
Gaming Cost Sharing Charged from a Related Party
Services provided by the group
Account due to a related party	[3]	0			11		1,845
Others advertising and promotional costs charged from a related party [Member]
Services provided by the group
Account due to a related party	[4]	¥ 7,945			¥ 15,840		¥ 4,192

[1]	For the years ended December 31, 2020, 2021 and 2022, the service fee of RMB250.9 million, RMB39.8 million and RMB2.5 million charged to related parties represents advertising and marketing services provided to companies under the common control of the founder, to help promote these companies’ online applications, which were developed in late 2018. As of December 31, 2021 and 2022, the amounts due from related parties that pertains to accounts receivable from related party revenues generated was RMB246.5 million and RMB48.8 million respectively. Although the balance as of December 31, 2022 is overdue, as these companies are under the common control of the founder and they have demonstrated an ability to continuously pay off their balances, the Company did not view this delay in payment as a sign of collectability risk.
[2]	In 2019 the Group entered into CPM (cost per impression) arrangements with media platforms under the common control of the founder for the Group’s customer’s advertisement placement. The total service fee charged from related parties amounted to RMB29.2 million, RMB103.3 million and RMB14.6 million for the years ended December 31, 2020, 2021 and 2022, respectively.
[3]	In July 2019, the Company invested RMB3.0 million in a game developing company which the founder’s controlled entity has significant influence in. The investment was measured using the measurement alternative recorded at cost less any impairment since it does not have a readily determinable fair value. The investment was fully impaired as of December 31, 2021. (Note 6). In 2019 the Group entered into a game cooperation agreement with this company and the Group is the principal in the arrangement. The total service fee represents the amount paid to this company in relation to the arrangement.
[4]	For the years ended December 31, 2020, 2021 and 2022, the service fee charged from related parties represented the expense charged from companies under common control of the founder which provided the Group advertising and marketing related promotion services.